Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

6. LEASES

Operating leases as lessee

The Company’s leasing activities primarily consist of one operating lease for offices. ASC 842 requires leases to recognize right-of-use assets and lease liabilities on the balance sheet. The Company has elected an accounting policy to not recognize short-term leases (one year or less) on the balance sheet.

For the fiscal years ended December 31, 2022, 2023 and 2024, the Company incurred operating lease expenses of $65,715, $58,471 and $59,718, respectively. The operating lease expenses were charged to general and administrative expense.

The Company terminated its office leases on December 30, 2024 without penalty for termination and derecognized the lease liability and net right-of-use asset of $116,454 and $100,363, respectively, on the effective date of termination. The gain on this disposal was $16,091 and is recorded within Other income, net in the Consolidated Statements of Operations and Comprehensive Income (Loss).

On December 30, 2024, Beijing Feitian signed a short-term lease agreement with the lessor, Beijing Chaoyang Laiguangying Agricultural and Industrial Corporation, starting from January 1, 2025, with a quarterly rent of RMB77,526 (approximately $10,774). A summary of supplemental information related to operating leases as of December 31, 2023 and 2024 are as follows:

	As of
	December 31, 2023	December 31, 2024
Operating lease right-of-use assets, net	$156,130	$—
Operating Lease liabilities, current	50,825	—
Operating Lease liabilities, non-current	104,993	—
Total operating lease liabilities	$155,818	$—
Remaining lease terms	2.75 years	—
Discount rate	4.75%	—

Cash flow information related to operating leases consists of the following:

	As of
	December 31, 2022	December 31, 2023	December 31, 2024
Cash paid for amounts in the measurement of lease liabilities	$51,447	$57,201	$46,174
Derecognition of ROU assets and lease liabilities	$—	$—	$100,363